Cover	Nov. 06, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2024
Entity File Number	001-38106
Entity Registrant Name	PLYMOUTH INDUSTRIAL REIT, INC.
Entity Central Index Key	0001515816
Entity Tax Identification Number	27-5466153
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	20 Custom House Street
Entity Address, Address Line Two	11th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	2110
City Area Code	(617)
Local Phone Number	340-3814
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.01 per share
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	PLYM
Security Exchange Name	NYSE